LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
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LOSS PER SHARE

28 LOSS PER SHARE

Earnings/losses per share are calculated by dividing the net result attributable to equity holders by the weighted average numbers of shares during the year.

	Years ended December 31,
	2017	2016*	2015
Basic gain/(loss) per share (in €)	(1.74)	(0.02)	(1.00)
Diluted gain/(loss) per share (in €)	(1.74)	(0.43)	(1.00)

	Years ended December 31,
Basic loss per share	2017	2016*	2015
Loss of the year (In thousands of €)	(108,532)	(1,087)	(54,547)
Weighted average number of shares outstanding	62,322,875	58,499,545	54,382,147
Basic loss per share (in €)	(1.74)	(0.02)	(1.00)
Diluted loss per share	2017	2016	2015
Loss of the year as used for basic loss per share (In thousands of €)	(108,532)	(1,087)	(54,547)
Adjustments to earnings relating to convertible bond	0	(27,229)	0
Loss of the year (In thousands of €) for diluted earnings per share	(108,532)	(28,316)	(54,547)
Weighted average number of shares outstanding	62,322,875	58,499,545	54,382,147
Adjustments to number of shares relating to convertible bond	0	7,733,952	0
Weighted average number of shares outstanding after dilution effect	62,322,875	66,233,497	54,382,147
Diluted loss per share (in €)	(1.74)	(0.43)	(1.00)

As the Company is incurring operating losses, warrants have an anti-dilutive effect. As a result, warrants have not been taken into account for purpose of the diluted loss per share calculation.